Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents [Table Text Block]
	December 31, 2022	December 31, 2021
	$	$
Cash held in banks	18,563	53,521
Short-term investments (maturities of 90 days or less)	37,548	-
Cash and cash equivalents	56,111	53,521